Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of balance sheet - SoundHound, Inc. [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019
Previously Reported [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of balance sheet [Line Items]
Cash and cash equivalents		$ 24,725
Short-term investments		13,585
Accounts receivable, net of allowance		1,707
Prepaid expenses and other current assets		1,344
Total current assets		41,361
Restricted cash		1,520
Property and equipment, net		14,053
Deferred tax asset
Other assets		883
Total assets		57,817
Current liabilities
Accounts payable		2,161
Accrued liabilities		5,214
Value-added tax liability
Income tax payable
Capital lease obligation		2,981
Deferred rent		271
Deferred revenue		8,821
Total current liabilities		19,448
Capital lease obligation, non-current		3,345
Deferred rent, non-current		1,696
Deferred revenue, non-current		2,521
Warrant liability	[1]	4,977
Other liabilities
Total liabilities		31,987
Redeemable convertible preferred stock		223,641
Stockholders’ deficit
Common stock		1
Additional paid in capital		25,936
Accumulated other comprehensive loss		(6)
Accumulated deficit	[1]	(223,742)
Total stockholders’ deficit		(197,811)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit $		57,817
Assets
Accounts receivable		1,707
Prepaid expenses and other current assets		1,344
Liabilities
Deferred revenue – current		8,821
Deferred revenue, non-current		2,521
Deposit liabilities
Adjustments Due to Errors [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of balance sheet [Line Items]
Cash and cash equivalents		(91)
Short-term investments
Accounts receivable, net of allowance		4,006
Prepaid expenses and other current assets
Total current assets		3,915
Restricted cash
Property and equipment, net
Deferred tax asset		2,424
Other assets
Total assets		6,339
Current liabilities
Accounts payable
Accrued liabilities
Value-added tax liability
Income tax payable		2,424
Capital lease obligation
Deferred rent
Deferred revenue		(628)
Total current liabilities		1,796
Capital lease obligation, non-current
Deferred rent, non-current
Deferred revenue, non-current		14,209
Warrant liability	[1]	(1,629)
Other liabilities		1,003
Total liabilities		15,379
Redeemable convertible preferred stock
Stockholders’ deficit
Common stock
Additional paid in capital
Accumulated other comprehensive loss
Accumulated deficit	[1]	(9,040)
Total stockholders’ deficit		(9,040)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit $		6,339
Reclassification Entries [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of balance sheet [Line Items]
Cash and cash equivalents
Short-term investments
Accounts receivable, net of allowance		(46)
Prepaid expenses and other current assets		46
Total current assets
Restricted cash
Property and equipment, net
Deferred tax asset
Other assets
Total assets
Current liabilities
Accounts payable		1
Accrued liabilities		(1,853)
Value-added tax liability		1,692
Income tax payable
Capital lease obligation
Deferred rent		(90)
Deferred revenue
Total current liabilities		(250)
Capital lease obligation, non-current
Deferred rent, non-current		(592)
Deferred revenue, non-current
Warrant liability	[1]
Other liabilities		842
Total liabilities
Redeemable convertible preferred stock
Stockholders’ deficit
Common stock
Additional paid in capital
Accumulated other comprehensive loss
Accumulated deficit	[1]
Total stockholders’ deficit
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit $
As Restated [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of balance sheet [Line Items]
Cash and cash equivalents		24,634
Short-term investments		13,585
Accounts receivable, net of allowance		5,667
Prepaid expenses and other current assets		1,390
Total current assets		45,276
Restricted cash		1,520
Property and equipment, net		14,053
Deferred tax asset		2,424
Other assets		883
Total assets		64,156
Current liabilities
Accounts payable		2,162
Accrued liabilities		3,361
Value-added tax liability		1,692
Income tax payable		2,424
Capital lease obligation		2,981
Deferred rent		181
Deferred revenue		8,193
Total current liabilities		20,994
Capital lease obligation, non-current		3,345
Deferred rent, non-current		1,104
Deferred revenue, non-current		16,730
Warrant liability	[1]	3,348
Other liabilities		1,845
Total liabilities		47,366
Redeemable convertible preferred stock		223,641
Stockholders’ deficit
Common stock		1
Additional paid in capital		25,936
Accumulated other comprehensive loss		(6)
Accumulated deficit		(232,782) [1]	$ 168,315
Total stockholders’ deficit		(206,851)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit $		64,156
Assets
Accounts receivable		5,667
Prepaid expenses and other current assets		1,390
Liabilities
Deferred revenue – current		8,193
Deferred revenue, non-current		16,730
Deposit liabilities		616
Restatement Impacts [Member]
Stockholders’ deficit
Accumulated deficit			$ 5,761
Assets
Accounts receivable		3,960
Prepaid expenses and other current assets		46
Liabilities
Deferred revenue – current		(628)
Deferred revenue, non-current		14,209
Deposit liabilities		$ 616

[1]	The Company identified an error in the valuation of warrant liability as of December 31, 2019. As a result of the error, the warrant liability was overstated by $1,629,000. As such, the Company recorded an adjustment to correct the warrant liability balance on the Consolidated Balance Sheet and other expense on the Consolidated Statement of Operations and Comprehensive Loss.